UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Nationwide Nasdaq-100® Risk-Managed Income ETF
NUSI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Nationwide Nasdaq-100® Risk-Managed Income ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nationwide Nasdaq-100® Risk- Managed Income ETF	$77	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Nationwide Nasdaq-100® Risk-Managed Income ETF (NUSI) is an income-focused ETF, designed to seek high monthly income for investors, while offering the potential for a measure of downside protection in falling markets along with partial upside capture in rising markets, as indicated by the Fund’s rules-based net-credit collar options model.
Looking back over the past 12-month period as of 8/31/2024, NUSI had a total return of 27.26% and a 12-month trailing yield of 7.4%. The Fund outperformed the Nasdaq-100 Index and the CBOE S&P 500 Zero Cost Put Spread Collar Index (CLLZ), which returned 27.30% and 20.69% respectively, during the same period. The outperformance can mainly be attributed to the active covered call management.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/19/2019)
Nationwide Nasdaq-100® Risk-Managed Income ETF NAV	27.26	8.23
Nationwide Nasdaq-100® Risk-Managed Income ETF Market	27.31	8.21
NASDAQ 100 Total Return Index	27.30	19.98
Visit https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI for more recent performance information.
Nationwide Nasdaq-100® Risk-Managed Income ETF	PAGE 1	TSR-AR-26922A172

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$333,961,763
Number of Holdings	104
Net Advisory Fee	$2,663,018
Portfolio Turnover	8%
30-Day SEC Yield	0.16%
30-Day SEC Yield Unsubsidized	0.16%
Visit https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	8.9%
Microsoft Corporation	7.8%
NVIDIA Corporation	7.7%
Broadcom, Inc.	5.0%
Alphabet, Inc.	4.9%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc.	4.7%
Tesla, Inc.	2.7%
Costco Wholesale Corporation	2.6%
Netflix, Inc.	2.0%

Top Sectors	(%)
Information Technology	50.4%
Communication Services	15.6%
Consumer Discretionary	12.4%
Health Care	6.5%
Consumer Staples	6.3%
Industrials	4.6%
Materials	1.5%
Utilities	1.3%
Financials	0.5%
Cash & Other	0.9%
MANAGED DISTRIBUTIONS
The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period to period. Each month, the Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders. The Fund made monthly distributions of approximately 0.65% of net assets during each calendar month of the fiscal year.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nationwidefinancial.com/products/investments/etfs/fund-details/NUSI
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nationwide documents not be householded, please contact Nationwide at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nationwide or your financial intermediary.
Nationwide Nasdaq-100® Risk-Managed Income ETF	PAGE 2	TSR-AR-26922A172

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$ 15,500	$ 60,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 3,500	$ 14,000
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Nationwide Nasdaq-100® Risk-Managed Income ETF
Core Financial Statements
August 31, 2024

Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 15.6%
Alphabet, Inc. - Class A	50,840	$8,306,239
Alphabet, Inc. - Class C	48,873	8,069,421
Charter Communications, Inc. - Class A(a)	3,439	1,195,190
Comcast Corporation - Class A	87,923	3,479,113
Electronic Arts, Inc.	6,159	935,059
Meta Platforms, Inc. - Class A	30,415	15,855,644
Netflix, Inc.(a)	9,647	6,765,923
Take-Two Interactive Software, Inc.(a)	3,933	636,005
T-Mobile US, Inc.	26,458	5,257,734
Trade Desk, Inc. - Class A(a)	10,235	1,069,865
Warner Bros Discovery, Inc.(a)	56,075	439,628
		52,009,821
Consumer Discretionary - 12.4%
Airbnb, Inc. - Class A(a)	9,932	1,165,123
Amazon.com, Inc.(a)	88,849	15,859,546
Booking Holdings, Inc.	803	3,139,112
DoorDash, Inc. - Class A(a)	8,502	1,094,292
Lululemon Athletica, Inc.(a)	2,810	729,111
Marriott International, Inc. - Class A	6,723	1,577,821
MercadoLibre, Inc.(a)	1,198	2,469,869
O’Reilly Automotive, Inc.(a)	1,362	1,539,019
PDD Holdings, Inc. - ADR(a)	15,238	1,464,524
Ross Stores, Inc.	7,748	1,166,926
Starbucks Corporation	25,952	2,454,281
Tesla, Inc.(a)	41,652	8,918,110
		41,577,734
Consumer Staples - 6.3%
Coca-Cola Europacific Partners plc	10,442	840,477
Costco Wholesale Corporation	9,879	8,815,822
Dollar Tree, Inc.(a)	5,013	423,548
Keurig Dr Pepper, Inc.	32,044	1,173,131
Kraft Heinz Company	27,985	991,509
Mondelez International, Inc. - Class A	31,121	2,234,799
Monster Beverage Corporation(a)	23,772	1,120,374
PepsiCo, Inc.	30,705	5,308,280
		20,907,940

	Shares	Value
Energy - 0.5%
Baker Hughes Company	22,967	$ 807,749
Diamondback Energy, Inc.	4,131	806,000
		1,613,749
Financials - 0.5%
PayPal Holdings, Inc.(a)	24,653	1,785,617
Health Care - 6.5%
Amgen, Inc.	12,241	4,086,413
AstraZeneca plc - ADR	13,269	1,162,629
Biogen, Inc.(a)	3,350	685,946
Dexcom, Inc.(a)	8,873	615,254
GE HealthCare Technologies, Inc.	10,417	883,570
Gilead Sciences, Inc.	28,453	2,247,787
IDEXX Laboratories, Inc.(a)	1,916	922,228
Illumina, Inc.(a)	3,647	479,216
Intuitive Surgical, Inc.(a)	8,084	3,982,421
Moderna, Inc.(a)	8,680	671,832
Regeneron Pharmaceuticals, Inc.(a)	2,474	2,930,923
Vertex Pharmaceuticals, Inc.(a)	5,891	2,921,288
		21,589,507
Industrials - 4.6%
Automatic Data Processing, Inc.	9,432	2,602,383
Cintas Corporation	2,386	1,921,016
Copart, Inc.(a)	21,905	1,160,089
CSX Corporation	45,056	1,544,069
Fastenal Company	13,084	893,375
Honeywell International, Inc.	14,483	3,011,161
Old Dominion Freight Line, Inc.	5,062	975,954
PACCAR, Inc.	11,962	1,150,505
Paychex, Inc.	8,278	1,086,074
Verisk Analytics, Inc.	3,344	912,310
		15,256,936
Information Technology - 50.4%(b)
Adobe, Inc.(a)	10,152	5,831,410
Advanced Micro Devices, Inc.(a)	36,109	5,364,353
Analog Devices, Inc.	11,391	2,675,063
ANSYS, Inc.(a)	2,046	657,625
Apple, Inc.	130,474	29,878,546
Applied Materials, Inc.	19,112	3,770,033
ARM Holdings plc - ADR(a)	1,711	227,358
ASML Holding NV	1,954	1,766,162
Atlassian Corporation - Class A(a)	3,598	595,829

The accompanying notes are an integral part of these financial statements.

1

Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Autodesk, Inc.(a)	4,933	$1,274,687
Broadcom, Inc.	102,643	16,712,333
Cadence Design Systems, Inc.(a)	6,244	1,679,199
CDW Corporation	3,103	700,161
Cisco Systems, Inc.	89,980	4,547,589
Cognizant Technology Solutions Corporation - Class A	11,488	893,422
Crowdstrike Holdings, Inc. - Class A(a)	5,260	1,458,493
Datadog, Inc. - Class A(a)	6,944	807,310
Fortinet, Inc.(a)	17,582	1,348,715
GlobalFoundries, Inc.(a)	12,550	585,834
Intel Corporation	96,514	2,127,169
Intuit, Inc.	6,304	3,973,159
KLA Corporation	3,172	2,599,232
Lam Research Corporation	2,937	2,411,306
Marvell Technology, Inc.	19,730	1,504,215
Microchip Technology, Inc.	12,395	1,018,373
Micron Technology, Inc.	25,220	2,427,173
Microsoft Corporation	62,507	26,074,170
MongoDB, Inc.(a)	1,651	480,094
NVIDIA Corporation	216,420	25,834,055
NXP Semiconductors NV	5,915	1,516,369
ON Semiconductor Corporation(a)	9,799	763,048
Palo Alto Networks, Inc.(a)	7,209	2,614,849
QUALCOMM, Inc.	25,430	4,457,879
Roper Technologies, Inc.	2,458	1,362,740
Super Micro Computer, Inc.(a)	268	117,304
Synopsys, Inc.(a)	3,495	1,815,932
Texas Instruments, Inc.	20,776	4,453,128
Workday, Inc. - Class A(a)	4,817	1,267,786
Zscaler, Inc.(a)	3,448	689,531
		168,281,634
Materials - 1.5%
Linde plc	10,771	5,151,231
Real Estate - 0.2%
CoStar Group, Inc.(a)	9,319	720,359
Utilities - 1.3%
American Electric Power Company, Inc.	12,075	1,210,881
Constellation Energy Corporation	7,357	1,447,122

	Shares	Value
Exelon Corporation	22,728	$865,709
Xcel Energy, Inc.	12,612	772,233
		4,295,945
TOTAL COMMON STOCKS (Cost $248,621,064)		333,190,473

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.3%(c)(d)
Put Options - 0.3%
NASDAQ 100 Index, Expiration: 09/20/2024; Exercise Price: $18,500.00	$332,768,880	170	1,094,800
TOTAL PURCHASED OPTIONS (Cost $2,478,410)			1,094,800

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Invesco Government & Agency Portfolio - Class Institutional, 5.19%(e)	4,468,519	4,468,519
TOTAL SHORT-TERM INVESTMENTS (Cost $4,468,519)		4,468,519
TOTAL INVESTMENTS - 101.4% (Cost $255,567,993)		$338,753,792
Liabilities in Excess of Other Assets - (1.4)%		(4,792,029)
NET ASSETS - 100.0%		$333,961,763

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Nationwide Nasdaq-100® Risk-Managed Income ETF
Schedule of Written Options
August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%(a)(b)
Call Options - (1.4)%
NASDAQ 100 Index, Expiration: 09/20/2024; Exercise Price: $19,675.00	$(332,768,880)	(170)	$(4,762,040)
TOTAL WRITTEN OPTIONS (Premiums received $6,403,470)			$(4,762,040)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

3

Nationwide Nasdaq-100® Risk-Managed Income ETF
Statement of Assets and Liabilities
August 31, 2024

ASSETS:
Investments, at value	$338,753,792
Receivable for investments sold	2,482,401
Dividends receivable	202,041
Interest receivable	12,195
Total assets	341,450,429
LIABILITIES:
Written option contracts, at value	4,762,040
Payable for capital shares redeemed	2,501,590
Payable to adviser	195,037
Payable for investments purchased	28,013
Due to broker for options	1,986
Total liabilities	7,488,666
NET ASSETS	$ 333,961,763
Net Assets Consists of:
Paid-in capital	$452,538,986
Total accumulated losses	(118,577,223)
Total net assets	$ 333,961,763
Net assets	$333,961,763
Shares issued and outstanding(a)	13,350,000
Net asset value per share	$25.02
Cost:
Investments, at cost	$255,567,993
Proceeds:
Written options premium	$6,403,470

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Nationwide Nasdaq-100® Risk-Managed Income ETF
Statement of Operations
For the Year Ended August 31, 2024

INVESTMENT INCOME:
Dividend income	$3,443,330
Less: Dividend withholding taxes	(7,392)
Less: Issuance fees	(1,009)
Interest income	131,713
Total investment income	3,566,642
EXPENSES:
Investment advisory fee	2,663,018
Total expenses	2,663,018
Net investment income	903,624
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(9,685,828)
In-kind redemptions	42,658,949
Written option contracts expired or closed	2,346,047
Net realized gain	35,319,168
Net change in unrealized appreciation on:
Investments	47,041,244
Written option contracts	10,038,013
Net change in unrealized appreciation	57,079,257
Net realized and unrealized gain	92,398,425
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 93,302,049

The accompanying notes are an integral part of these financial statements.

5

Nationwide Nasdaq-100® Risk-Managed Income ETF
Statements of Changes in Net Assets

	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment income	$903,624	$1,151,506
Net realized gain/(loss)	35,319,168	(24,363,637)
Net change in unrealized appreciation	57,079,257	78,624,622
Net increase in net assets from operations	93,302,049	55,412,491
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(903,624)	(1,151,506)
Return of capital	(29,598,677)	(35,606,621)
Total distributions to shareholders	(30,502,301)	(36,758,127)
CAPITAL TRANSACTIONS:
Subscriptions	6,433,500	—
Redemptions	(161,498,005)	(174,067,805)
Net decrease in net assets from capital transactions	(155,064,505)	(174,067,805)
Net decrease in net assets	(92,264,757)	(155,413,441)
NET ASSETS:
Beginning of the year	426,226,520	581,639,961
End of the year	$ 333,961,763	$426,226,520
	Shares	Shares
SHARES TRANSACTIONS
Subscriptions	250,000	—
Redemptions	(6,950,000)	(8,900,000)
Total decrease in shares outstanding	(6,700,000)	(8,900,000)

The accompanying notes are an integral part of these financial statements.

6

Nationwide Nasdaq-100® Risk-Managed Income ETF
Financial Highlights

	Year Ended August 31,				Period Ended August 31, 2020(a)
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.26	$20.09	$28.61	$28.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.05	0.02	0.02	0.05
Net realized and unrealized gain (loss) on investments(g)	5.52	2.67	(6.64)	2.59	4.61
Total from investment operations	5.57	2.72	(6.62)	2.61	4.66
LESS DISTRIBUTIONS FROM:
From net investment income	(0.06)	(0.05)	(0.02)	(0.02)	(0.04)
Return of capital	(1.75)	(1.50)	(1.88)	(2.11)	(1.49)
Total distributions	(1.81)	(1.55)	(1.90)	(2.13)	(1.53)
Net asset value, end of period	$25.02	$21.26	$20.09	$28.61	$28.13
Total return(c)	27.26%	14.42%	−24.09%	9.61%(d)	19.72%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$333,962	$426,227	$581,640	$582,300	$128,008
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets(e)	0.23%	0.24%	0.10%	0.07%	0.25%
Portfolio turnover rate(c)(f)	8%	34%	24%	10%	11%

(a)	Inception date of the Fund was December 19, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)
The return reflects the actual performance for the period and does not include the impact of adjustments made in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Had the adjustment been included, the total return for the periods ended August 31, 2021 and 2020 would have been 9.96% and 19.33%, respectively.

(e)	Annualized for periods less than one year.
(f)	Portfolio turnover excludes in-kind transactions.
(g)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

7

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Notes to Financial Statements
August 31, 2024
NOTE 1 – ORGANIZATION
Nationwide Nasdaq-100® Risk-Managed Income ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek current income with downside protection. The Fund commenced operations on December 19, 2019.
The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year from September 1, 2023 to August 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. GAAP.
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Exchange traded options are valued at the closing price or last reported sale price on the exchanges where the option is principally traded. If there is no closing price or last reported sale price, then the composite mean price, which calculates the mean of the highest bid price and lowest asked price, will be used. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The Fund’s Valuation Designee may also use other valuation methods in certain instances.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

8

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Notes to Financial Statements
August 31, 2024(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$333,190,473	$ —	$ —	$333,190,473
Purchased Options	1,094,800	—	—	1,094,800
Money Market Funds	4,468,519	—	—	4,468,519
Total Investments	$338,753,792	$—	$—	$338,753,792
Liabilities:
Investments:
Written Options	$(4,762,040)	$—	$—	$(4,762,040)
Total Investments	$(4,762,040)	$—	$—	$(4,762,040)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or

9

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Notes to Financial Statements
August 31, 2024(Continued)
loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income or return of capital and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income or return of capital are declared and paid monthly and realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

10

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Notes to Financial Statements
August 31, 2024(Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$(37,734,186)	$37,734,186

J.
Plan of Reorganization. The Board of Trustees of ETF Series Solutions has approved an Agreement and Plan of Reorganization providing for the reorganization (the “Reorganization”) of the Nationwide Nasdaq-100 Risk-Managed Income ETF (the “Target Fund”), a series of ETF Series Solutions, into the NEOS Nasdaq-100 Hedged Equity Income ETF (the “Acquiring Fund”), a newly created series of NEOS ETF Trust, with an investment objective and investment strategies that are similar to those of the Target Fund. The Reorganization is subject to certain conditions including approval by shareholders of the Target Fund. Shareholders of record of the Target Fund will receive proxy materials soliciting their vote with respect to the proposed Reorganization. The Reorganization is pending approval by the Target Fund’s shareholders.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with NEOS Investment Management, LLC (the “Sub-Adviser”): transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.68% based on the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

11

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Notes to Financial Statements
August 31, 2024(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities, options, and in-kind transactions, were $32,137,404 and $73,899,434, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, the in-kind security transactions associated with creations and redemptions were $6,394,477 and $159,169,335, respectively.
NOTE 5 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on the Fund’s use of derivatives. The location and value of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations are included in the following tables.
Options Contracts. The Fund may purchase call and put options. The Fund may also write options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Fund’s use of derivatives is to hedge or mitigate the downside risk associated with owning equity securities.
The average monthly volume of derivative activity during the current fiscal period was as follows:

Fund	Average Monthly Value
	Purchased Options	Written Options
Nationwide Nasdaq-100® Risk-Managed Income ETF	$572,879	$(2,443,467)

The effect of derivative instruments on the Statement of Assets and Liabilities as of the current fiscal period end is as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives
		Location	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$1,094,800

12

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Notes to Financial Statements
August 31, 2024(Continued)

Fund	Derivatives Not Accounted for as Hedging Instruments	Liability Derivatives
		Location	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Written Options	Written options, at value	$(4,762,040)

The effect of derivative instruments on the Statement of Operations for the current fiscal period is as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$(11,005,772)*	$(372,375)**
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Written Options	2,346,047	10,038,013

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.
NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and tax basis cost of investments for federal income tax purposes at August 31, 2024, were as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF*
Tax cost of investments	$254,912,987
Gross tax unrealized appreciation	$102,559,068
Gross tax unrealized depreciation	(23,480,304)
Net tax unrealized appreciation (depreciation)	79,078,764
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(197,655,987)
Distributed earnings (accumulated deficit)	$(118,577,223)

*	Tax cost and unrealized appreciation (depreciation) include the written options held as of August 31, 2024.
The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions and tax treatment of certain derivatives.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of August 31, 2024, the Fund had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

Fund	Short-Term	Long-Term
Nationwide Nasdaq-100® Risk-Managed Income ETF	$87,361,830	$110,294,157

During the fiscal year ended August 31, 2024, the Fund utilized $813,491 of short-term capital loss carryforward and $1,103,143 of long-term capital loss carryforward that was available as of August 31, 2023.

13

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Notes to Financial Statements
August 31, 2024(Continued)
The tax character of distributions declared by the Fund during the year ended August 31, 2024 and year ended August 31, 2023 was as follows:

Fund	Year Ended August 31, 2024
	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$903,624	$ —	$29,598,677

	Year Ended August 31, 2023
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$1,151,506	$ —	$35,606,621

NOTE 7 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares. The large blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 8 – RISKS
Derivatives Risk. The Fund invests in options that derive its performance from the performance of an underlying reference asset. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may have investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their reference asset, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

14

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Nationwide Nasdaq-100 Risk Managed Income ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Nationwide Nasdaq-100 Risk Managed Income ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from December 19, 2019 (commencement of operations) to August 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Nationwide Fund Advisors’ investment companies since 2017.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2024

15

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the continuance of the Investment Advisory Agreement (the “Agreement”) between Nationwide Fund Advisors (the “Adviser”) and the Trust, on behalf of the Nationwide Nasdaq-100® Risk-Managed Income ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as the Fund’s investment adviser, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category—U.S. Fund Derivative Income (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the Fund.
The Board noted that the Fund outperformed its benchmark, the CBOE S&P 500 Zero-Cost Put Spread Collar Index, for the one-year period ended March 31, 2024, but the Fund underperformed the same benchmark over the three-year and year-to-date periods ended March 31, 2024. The Board further noted that the Fund underperformed its

16

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS(Continued)
reference index, the Nasdaq-100® Index, for the one-year, three-year, and year-to-date periods ended March 31, 2024. In comparing the Fund’s performance to that of the reference index, however, the Board noted that the Fund, unlike its reference index, seeks current income with downside protection through a combination of dividends received on its equity holdings and premiums earned from its options collar strategy.
The Board then observed that, for the one-year period ended March 31, 2024, the Fund outperformed the median return of its Peer Group and its Category Peer Group but, for the three-year period ended March 31, 2024, the Fund underperformed the same peer groups. The Board also noted that the Fund outperformed nearly all of the over two dozen funds in the Selected Peer Group for the one-year period ended March 31, 2024, but the Fund underperformed nearly all of the eligible funds (i.e., funds with a three-year track record) in the Selected Peer Group over the three-year period. In comparing the Fund’s performance to that of its peer funds, the Board took into consideration that the Fund’s strategy has three areas of focus: reduced downside risk, high current income, and growth style investing; whereas, there are only a limited number of ETFs within the Selected Peer Group with similar options trading strategies that also focus on current income and growth investing.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board then compared the net expense ratios of the Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

NATIONWIDE NASDAQ-100® RISK-MANAGED INCOME ETF
ADDITIONAL INFORMATION
(Unaudited)
1. FEDERAL TAX INFORMATION
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
2. Information About Portfolio Holdings
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.etf.nationwidefinancial.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.etf.nationwidefinancial.com daily.
3. Information About Proxy Voting
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etf.nationwidefinancial.com.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4. Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.etf.nationwidefinancial.com

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/07/2024

* Print the name and title of each signing officer under his or her signature.